SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands	Aug. 26, 2026	Jul. 15, 2026	Jul. 14, 2026
Subsequent Events
Equity investment			$ 3,000
Minority equity interest		$ 500
Additional milestone investment	$ 833